UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05715

            The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Convertible and Income Securities Fund Inc. Third Quarter Report — September 30, 2015	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) total return of The Gabelli Convertible and Income Securities Fund Inc. was (7.3)%, compared with a total return of 1.4% for the Barclays Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was (15.2)%. The Fund’s NAV per share was $5.35, while the price of the publicly traded shares closed at $4.86 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since Inception (07/03/89)
	Quarter	1 Year	5 Year	10 Year	15 Year
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	(7.33)%	(5.04)%	6.52%	4.72%	4.58%	6.51%
Investment Total Return (c)	(15.21)	(11.62)	4.50	2.22	4.42	5.08	(d)
Standard & Poor’s (“S&P”) 500 Index	(6.44)	(0.61)	13.34	6.80	3.96	9.42	(e)
Barclays Government/Credit Bond Index	1.37	2.91	3.08	4.58	5.32	N/A	(f)
Lipper Convertible Securities Fund Average	(7.59)	(3.91)	7.31	5.92	4.83	8.03	(e)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25 on March 31, 1995.

(d)	The Fund converted to closed-end status on March 31, 1995 and had no operating history on the NYSE prior to that date.
(e)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.
(f)	The Barclays Government/Credit Bond Index inception date is January 29, 1999.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — September 30, 2015 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 7.7%
	Aerospace — 0.2%
$100,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%, 12/31/39	$179,687

	Automotive — 1.0%
	Navistar International Corp., Sub. Deb.,
700,000	4.500%, 10/15/18	515,813
700,000	4.750%, 04/15/19	490,437

		1,006,250

	Building and Construction — 1.5%
150,000	Ascent Capital Group Inc., 4.000%, 07/15/20	108,563
1,200,000	Layne Christensen Co., 4.250%, 11/15/18	885,000
200,000	Lennar Corp., 2.750%, 12/15/20(a)	433,750

		1,427,313

	Diversified Industrial — 4.5%
2,700,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	3,231,563
550,000	Roper Technologies Inc., Sub. Deb. STEP, 0.000%, 01/15/34	1,094,500
100,000	Trinity Industries Inc., Sub. Deb., 3.875%, 06/01/36	118,437

		4,444,500

	Electronics — 0.2%
100,000	Intel Corp., Sub. Deb., 3.250%, 08/01/39	151,063

	Entertainment — 0.0%
100,000	THQ Inc., 5.000%, 08/15/15†	13,875

	Health Care — 0.1%
100,000	NuVasive Inc., 2.750%, 07/01/17	126,563

	Retail — 0.2%
60,000	Costco.Wholesale Corp., Sub. Deb., Zero Coupon, 08/19/17	197,325

	TOTAL CONVERTIBLE CORPORATE BONDS	7,546,576

Shares

	CONVERTIBLE PREFERRED STOCKS — 2.1%
	Diversified Industrial — 0.1%
1,100	Sevcon Inc., 4.000%, Ser. A	31,053

	Energy and Utilities — 0.3%
6,000	AES Trust III, 6.750%	297,720

Shares		Market Value

300	El Paso Energy Capital Trust I, 4.750%	$14,700

		312,420

	Food and Beverage — 1.1%
	Post Holdings Inc.,
1,000	2.500%, Series C	114,000
7,500	3.750%	992,775

		1,106,775

	Telecommunications — 0.6%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	575,640
100	Iridium Communications Inc., 7.000%	8,125

		583,765

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,034,013

	COMMON STOCKS — 76.1%
	Aerospace — 3.8%
200	Rockwell Automation Inc.	20,294
365,000	Rolls-Royce Holdings plc	3,738,068

		3,758,362

	Automotive: Parts and Accessories — 1.9%
23,000	Genuine Parts Co.	1,906,470

	Cable and Satellite — 0.3%
500	Cable One Inc.†	209,710
3,000	Rogers Communications Inc., Cl. B	103,440

		313,150

	Communications Equipment — 0.4%
20,000	Corning Inc.	342,400

	Computer Hardware — 0.9%
6,000	International Business Machines Corp.	869,820

	Computer Software and Services — 2.4%
35,000	Dealertrack Technologies Inc.†	2,210,600
6,000	Diebold Inc.	178,620

		2,389,220

	Consumer Products — 1.3%
35,000	Swedish Match AB	1,056,697
3,500	The Procter & Gamble Co.	251,790

		1,308,487

	Diversified Industrial — 1.6%
50,000	General Electric Co.	1,261,000
7,000	Greif Inc., Cl. A	223,370
2,075	Textron Inc.	78,103

		1,562,473

	Energy and Utilities — 12.0%
5,000	Anadarko Petroleum Corp.	301,950
10,000	BP plc, ADR	305,600
6,500	Cameron International Corp.†	398,580

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
5,000	Chevron Corp.	$394,400
40,000	Cleco Corp.	2,129,600
4,000	ConocoPhillips	191,840
4,000	CONSOL Energy Inc.	39,200
5,500	Devon Energy Corp.	203,995
13,000	Exxon Mobil Corp.	966,550
32,000	Great Plains Energy Inc.	864,640
5,000	Halliburton Co.	176,750
15,000	Hess Corp.	750,900
20,000	National Fuel Gas Co.	999,600
2,500	National Oilwell Varco Inc.	94,125
17,000	NextEra Energy Inc.	1,658,350
5,000	Peabody Energy Corp.	6,900
10,000	Pepco Holdings Inc.	242,200
16,000	Royal Dutch Shell plc, Cl. A, ADR	758,240
30,000	Severn Trent plc	991,150
7,500	SJW Corp.	230,625
12,000	Weatherford International plc†	101,760

		11,806,955

	Equipment and Supplies — 1.9%
25,000	Altera Corp.	1,252,000
3,500	Graco Inc.	234,605
9,500	Mueller Industries Inc.	281,010
1,500	The Timken Co.	41,235

		1,808,850

	Financial Services — 22.5%
45,000	AllianceBernstein Holding LP	1,197,000
28,000	American Express Co.	2,075,640
12,000	American International Group Inc.	681,840
10,000	Citigroup Inc.	496,100
5,000	Deutsche Bank AG	134,800
5,000	GAM Holding AG	87,985
6,000	H&R Block Inc.	217,200
10,000	HCC Insurance Holdings Inc.	774,700
3,000	HSBC Holdings plc, ADR	113,640
10,000	Janus Capital Group Inc.	136,000
10,000	JPMorgan Chase & Co.	609,700
9,000	Julius Baer Group Ltd.	408,352
16,000	Kinnevik Investment AB, Cl. A	460,505
10,000	Legg Mason Inc.	416,100
4,000	M&T Bank Corp.	487,800
7,000	Marsh & McLennan Companies Inc.	365,540
29,000	Morgan Stanley	913,500
18,000	Northern Trust Corp.	1,226,880
5,000	PartnerRe Ltd.	694,400
7,000	Royal Bank of Canada	386,750
3,000	StanCorp. Financial Group Inc.	342,600
13,000	State Street Corp.	873,730
8,000	T. Rowe Price Group Inc.	556,000

Shares		Market Value

56,000	The Bank of New York Mellon Corp.	$2,192,400
20,000	The Hartford Financial Services Group Inc.	915,600
20,000	The PNC Financial Services Group Inc.	1,784,000
2,000	W. R. Berkley Corp.	108,740
60,000	Wells Fargo & Co.(b)	3,081,000
322,000	Wright Investors’ Service Holdings Inc.†	425,040

		22,163,542

	Food and Beverage — 5.0%
25,000	Davide Campari-Milano SpA	198,898
1,800	Diageo plc, ADR	194,022
4,000	Dr Pepper Snapple Group Inc.	316,200
3,000	General Mills Inc.	168,390
5,000	Kellogg Co.	332,750
5,000	Mondelēz International Inc., Cl. A	209,350
400,000	Parmalat SpA	1,031,589
2,020	Pernod Ricard SA	203,551
1,500	Post Holdings Inc.†	88,650
2,500	Remy Cointreau SA	163,895
50,000	The Coca-Cola Co.	2,006,000

		4,913,295

	Health Care — 11.3%
9,000	Becton, Dickinson and Co.	1,193,940
28,000	Eli Lilly & Co.	2,343,320
1,080,296	Elite Pharmaceuticals Inc.†	248,468
20,000	Johnson & Johnson	1,867,000
9,000	Merck & Co. Inc.	444,510
65,000	Pfizer Inc.	2,041,650
48,000	Roche Holding AG, ADR	1,581,600
8,000	UnitedHealth Group Inc.	928,080
10,000	Zoetis Inc.	411,800

		11,060,368

	Hotels and Gaming — 0.9%
2,000	MGM Resorts International†	36,900
18,000	Ryman Hospitality Properties Inc.	886,140

		923,040

	Metals and Mining — 0.1%
4,000	Alcoa Inc.	38,640
8,000	TimkenSteel Corp.	80,960

		119,600

	Publishing — 0.2%
400	Graham Holdings Co., Cl. B	230,800

	Retail — 4.6%
33,000	CVS Health Corp.	3,183,840
25,000	Hertz Global Holdings Inc.†	418,250
5,000	Walgreens Boots Alliance Inc.	415,500
7,000	Wal-Mart Stores Inc.	453,880

		4,471,470

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals — 1.0%
7,000	Chemtura Corp.†	$200,340
4,000	Cytec Industries Inc.	295,400
5,000	International Flavors & Fragrances Inc.	516,300

		1,012,040

	Telecommunications — 2.9%
10,000	BCE Inc.	409,600
2,700	Philippine Long Distance Telephone Co., ADR	124,632
6,000	Proximus	206,899
2,400	Swisscom AG	1,197,291
20,000	Verizon Communications Inc.	870,200

		2,808,622

	Transportation — 0.8%
17,000	GATX Corp.	750,550

	Wireless Communications — 0.3%
200,000	Cable & Wireless Communications plc	167,612
7,000	Turkcell Iletisim Hizmetleri A/S, ADR	60,760
2,500	United States Cellular Corp.†.	88,575

		316,947

	TOTAL COMMON STOCKS	74,836,461

	RIGHTS — 0.0%
	Retail — 0.0%
40,000	Safeway Casa Ley, CVR, expire 01/30/19†	18,000
40,000	Safeway PDC, CVR, expire 01/30/17†	1,952

		19,952

	TOTAL RIGHTS	19,952

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
1,300	Parmalat SpA, GDR, expire 12/31/15†(c)	0

Principal Amount

	CORPORATE BONDS — 0.9%
	Energy and Utilities — 0.9%
$1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	878,156

	U.S. GOVERNMENT OBLIGATIONS — 13.2%
13,020,000	U.S. Treasury Bills, 0.000% to 0.260%††, 10/01/15 to 03/31/16(d)	13,019,031

	TOTAL INVESTMENTS — 100.0% (Cost $83,663,492)	$98,334,189

			Market Value

	Aggregate tax cost		$84,497,522

	Gross unrealized appreciation		$18,340,953
	Gross unrealized depreciation		(4,504,286)

	Net unrealized appreciation/depreciation		$13,836,667

Shares
	SECURITIES SOLD SHORT — (1.2)%
	Diversified Industrial — (1.2)%
33,470	Griffon Corp.		$527,822
4,000	Roper Technologies Inc.		626,800

			1,154,622

	Food and Beverage — 0.0%
1,000	Post Holdings Inc.		59,100

	TOTAL SECURITIES SOLD SHORT (Proceeds received $1,339,485)		$1,213,722

	Aggregate proceeds		$(1,339,485)

	Gross unrealized appreciation		$125,763
	Gross unrealized depreciation		—

	Net unrealized appreciation/depreciation		$125,763

Notional Amount	Termination Date		Unrealized Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$470,708	Rolls-Royce Holdings plc(e)	06/28/16	$15,752

(47,500 Shares)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of Rule 144A securities amounted to $3,665,313 or 3.73% of total investments.

(b)	Security, or a portion thereof, with a value of $2,978,300 was reserved and/or pledged for collateral with the custodian for securities sold short and equity contract for difference swap agreements.
(c)

At September 30, 2015, the Fund held investments in a restricted and illiquid security amounting to $0 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/15 Carrying Value Per Share
1,300	Parmalat SpA, GDR, expire 12/31/15	11/09/05	$0	$0.0000

(d)	At September 30, 2015, $200,000 of the principal amount was pledged as collateral for securities sold short and equity contract for difference swap agreements.

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

(e)	At September 30, 2015, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at Septerm 30, 2015.

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipts securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$ 7,532,701	$13,875	$ 7,546,576
Convertible Preferred Stocks (a)	$ 896,185	1,137,828	—	2,034,013
Common Stocks:
Financial Services	21,738,502	425,040	—	22,163,542
Other Industries (a)	52,672,919	—	—	52,672,919
Total Common Stocks	74,411,421	425,040	—	74,836,461
Rights (a)	—	—	19,952	19,952
Warrants (a)	—	0	—	0
Corporate Bonds (a)	—	878,156	—	878,156
U.S. Government Obligations	—	13,019,031	—	13,019,031
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 75,307,606	$22,992,756	$33,827	$ 98,334,189
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Securities Sold Short (a)	$ (1,213,722)	—	—	$ (1,213,722)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (1,213,722)	—	—	$ (1,213,722)
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreement	—	$ 15,752	—	$ 15,752
TOTAL OTHER FINANCIAL INSTRUMENTS	—	$ 15,752	—	$ 15,752

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2015 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$470,708 (47,500 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	06/28/16	$15,752

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

the position fluctuates. Securities sold short and details of collateral at September 30, 2015 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2015, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed-End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI CONVERTIBLE AND

INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GCV Q3/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.